111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborcapital.com

Supplement to Summary Prospectus and Prospectus, each dated March 1, 2025

HARBOR CORE BOND FUND
HARBOR CORE PLUS FUND
March 7, 2025
Effective March 31, 2025 (the “Effective Date”), Mike Sheldon, Wesly Pate and Ginny Schiappa will each serve as a portfolio manager for Harbor Core Bond Fund and Harbor Core Plus Fund (collectively, the “Funds”).
As of the Effective Date, William A. O’Malley no longer serves as a portfolio manager to the Funds. All references to Mr. O’Malley in the Prospectus and Summary Prospectus are hereby removed as of the Effective Date.

As of the Effective Date, the following is added to the “Fund Summary - Portfolio Managers” section:
Mike Sheldon, CFA Income Research + Management
Mr. Sheldon is a Co-Chief Investment Officer at IR+M and has served as a portfolio manager for the Fund since March 2025.
Wesly Pate, CFA Income Research + Management
Mr. Pate is a Senior Portfolio Manager at IR+M and has served as a portfolio manager for the Fund since March 2025.
Ginny Schiappa, CFA Income Research + Management
Ms. Schiappa is a Senior Portfolio Manager at IR+M and has served as a portfolio manager for the Fund since March 2025.

As of the Effective Date, the applicable “The Subadvisors – Portfolio Management” section of the Funds’ Prospectus is replaced with the following:

Harbor Core Bond Fund
Income Research + Management (“IR+M”), located at 115 Federal Street, 22nd Floor, Boston, MA 02110, serves as Subadvisor to Harbor Core Bond Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.

Supplement to Summary Prospectus and Prospectus, each dated March 1, 2025 — Continued

Investment decisions for the Fund are made by the Investment Committee. IR+M lists the following Investment Committee members, who are also senior members of the investment team, as having ultimate management responsibilities for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
James E. Gubitosi, CFA	2018
Mr. Gubitosi joined IR+M in 2007 and serves as the
firm’s Co-Chief Investment Officer and Senior Portfolio
Manager. Prior to joining IR+M, he was a Senior Analyst
at Financial Architects Partners. Mr. Gubitosi began his
investment career in 2004.

Mike Sheldon, CFA	March 2025
Mr. Sheldon joined IR+M in 2007 and serves as the firm’s
Co-Chief Investment Officer. Prior to joining IR+M,
Mr. Sheldon was an Institutional Fixed Income Bond
Sales Representative and Vice President with HSBC.
Mr. Sheldon began his investment career in 1991.

Bill O’Neill, CFA	2018	Mr. O’Neill joined IR+M in 2004 and is a Principal and Senior Portfolio Manager. Prior to joining IR+M, he was a Trader at Investors Bank and Trust. Mr. O’Neill began his investment career in 2000.
Jake Remley, CFA	2018
Mr. Remley joined IR+M in 2004 and is a Principal and
Senior Portfolio Manager. Prior to joining IR+M, he was
an associate with Lehman Brothers Holdings. Mr. Remley
began his investment career in 2001.

Matt Walker, CFA	2018
Mr. Walker joined IR+M in 2007 and is a Senior Portfolio
Manager. Prior to joining IR+M, he was a Fixed Income
Operations Representative at State Street Corporation.
Mr. Walker began his investment career in 2003.

Rachel Campbell	2018
Ms. Campbell joined IR+M in 2009 and is a Portfolio
Manager and the Director of Securitized Research. Prior
to joining IR+M, she was a Junior Risk Analyst at Cypress
Tree Investment Management. Ms. Campbell began her
investment career in 2006.

Wesly Pate, CFA	March 2025	Mr. Pate joined IR+M in 2011 and is a Senior Portfolio Manager. Prior to joining IR+M, he was an Equity Analyst with Eastern Investment Advisors. Mr. Pate began his investment career in 2008.
Ginny Schiappa, CFA	March 2025
Ms. Schiappa joined IR+M in 2014 and is a Senior
Portfolio Manager. Prior to joining IR+M, she was a
Private Placements Investments Analyst at Genworth
Financial. Ms. Schiappa began her investment career
in 2011.

Harbor Core Plus Fund
Income Research + Management (“IR+M”), located at 115 Federal Street, 22nd Floor, Boston, MA 02110, serves as Subadvisor to Harbor Core Plus Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.

Supplement to Summary Prospectus and Prospectus, each dated March 1, 2025 — Continued

Investment decisions for the Fund are made by the Investment Committee. IR+M lists the following Investment Committee members, who are also senior members of the investment team, as having ultimate management responsibilities for the Fund.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
James E. Gubitosi, CFA	2022
Mr. Gubitosi joined IR+M in 2007 and serves as the
firm’s Co-Chief Investment Officer and Senior Portfolio
Manager. Prior to joining IR+M, he was a Senior Analyst
at Financial Architects Partners. Mr. Gubitosi began his
investment career in 2004.

Mike Sheldon, CFA	March 2025
Mr. . Sheldon joined IR+M in 2007 and serves as the
firm’s Co-Chief Investment Officer. Prior to joining IR+M,
Mr. Sheldon was an Institutional Fixed Income Bond
Sales Representative and Vice President with HSBC.
Mr. Sheldon began his investment career in 1991.

Bill O’Neill, CFA	2022	Mr. O’Neill joined IR+M in 2004 and is a Principal and Senior Portfolio Manager. Prior to joining IR+M, he was a Trader at Investors Bank and Trust. Mr. O’Neill began his investment career in 2000.
Jake Remley, CFA	2022
Mr. Remley joined IR+M in 2004 and is a Principal and
Senior Portfolio Manager. Prior to joining IR+M, he was
an associate with Lehman Brothers Holdings. Mr. Remley
began his investment career in 2001.

Matt Walker, CFA	2022
Mr. Walker joined IR+M in 2007 and is a Senior Portfolio
Manager. Prior to joining IR+M, he was a Fixed Income
Operations Representative at State Street Corporation.
Mr. Walker began his investment career in 2003.

Rachel Campbell	2022
Ms. Campbell joined IR+M in 2009 and is a Portfolio
Manager and the Director of Securitized Research. Prior
to joining IR+M, she was a Junior Risk Analyst at Cypress
Tree Investment Management. Ms. Campbell began her
investment career in 2006.

Wesly Pate, CFA	March 2025	Mr. Pate joined IR+M in 2011 and is a Senior Portfolio Manager. Prior to joining IR+M, he was an Equity Analyst with Eastern Investment Advisors. Mr. Pate began his investment career in 2008.
Ginny Schiappa, CFA	March 2025
Ms. Schiappa joined IR+M in 2014 and is a Senior
Portfolio Manager. Prior to joining IR+M, she was a
Private Placements Investments Analyst at Genworth
Financial. Ms. Schiappa began her investment career
in 2011.

Investors Should Retain This Supplement For Future Reference
S0325.P.SP.HF